INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		$ 1,441,072	$ 1,617,247	$ 1,610,313	$ 1,321,425
Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		1,838,967	1,981,284
Airport Slots [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[1]	828,969	964,513	978,849	816,987
Airport Slots [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		828,969	964,513
Loyalty Program [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		274,420	321,440
Loyalty Program [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		274,420	321,440
Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		156,469	160,970	157,016	104,258
Computer Software [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		529,009	509,377
Developing Software [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		151,853	123,415	$ 91,053	$ 74,887
Developing Software [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		151,853	123,415
Trade Marks [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[2]	29,361	46,909
Trade Marks [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[2]	53,391	62,539
Other Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		431
Other Assets [Member] | Gross Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		$ 1,325

[1]	See Note 2.5
[2]	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group's brand will be LATAM, which united all the companies under a single image.